Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Brazil - 3.8%
B3 SA - Brasil Bolsa Balcao	668,917	$1,428,927

Canada - 5.9%
Canadian National Railway Co.	5,729	557,513
Waste Connections, Inc.	8,655	1,686,975
		2,244,488

China - 3.8%
AIA Group Ltd.	120,872	914,986
ANTA Sports Products Ltd.	46,000	505,770
		1,420,756

Finland - 2.5%
Kone Oyj - Class B	16,797	926,789

France - 9.5%
Airbus SE	7,067	1,244,401
LVMH Moet Hennessy Louis Vuitton SE	2,166	1,341,362
Safran SA	3,754	988,369
		3,574,132

Germany - 10.0%
CTS Eventim AG & Co. KGaA	9,623	965,404
Deutsche Boerse AG	8,227	2,427,464
SAP SE	1,434	384,241
		3,777,109

India - 6.1%
HDFC Bank Ltd. - ADR	26,233	1,742,920
Tata Consultancy Services Ltd.	13,020	547,707
		2,290,627

Indonesia - 2.7%
Bank Rakyat Indonesia Persero Tbk PT	4,275,556	1,033,539

Japan - 3.8%
Keyence Corp.	1,888	742,381
Shimano, Inc.	5,016	704,311
		1,446,692

Netherlands - 6.6%
ASML Holding NV	1,603	1,060,827
Wolters Kluwer NV	9,233	1,437,548
		2,498,375

Spain - 2.2%
Amadeus IT Group SA	10,811	827,941

Sweden - 2.0%
Atlas Copco AB - Class B	53,610	753,870

Switzerland - 4.2%
Compagnie Financiere Richemont SA	4,870	850,136
Roche Holding AG	2,265	745,474
		1,595,610

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,373	1,057,918

United Kingdom - 26.0%
AstraZeneca PLC	4,461	655,078
Compass Group PLC	29,579	978,369
ConvaTec Group PLC	350,093	1,169,511
Diageo PLC	23,931	625,383
Experian PLC	34,964	1,620,076
Howden Joinery Group PLC	126,467	1,182,761
London Stock Exchange Group PLC	14,931	2,217,671
Rentokil Initial PLC	305,591	1,386,822
		9,835,671

United States - 5.4%
Booking Holdings, Inc.	228	1,050,375
NXP Semiconductors NV	5,147	978,239
		2,028,614
TOTAL COMMON STOCKS (Cost $31,475,096)		36,741,058

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds - 3.0%
First American Government Obligations Fund - Class Z, 4.23% (a)	1,143,439	1,143,439
TOTAL SHORT-TERM INVESTMENTS (Cost $1,143,439)		1,143,439

TOTAL INVESTMENTS - 100.3% (Cost $32,618,535)		37,884,497
Liabilities in Excess of Other Assets - (0.3)%		(95,893)
TOTAL NET ASSETS - 100.0%		$37,788,604
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Sustainable International Leaders Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,502,867	$28,238,191	$–	$36,741,058
Money Market Funds	1,143,439	–	–	1,143,439
Total Investments	$9,646,306	$28,238,191	$–	$37,884,497

Refer to the Schedule of Investments for further disaggregation of investment categories.